SUBSEQUENT EVENTS (Details Narrative) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended
	Apr. 26, 2026	Mar. 31, 2026	Mar. 31, 2025
Subsequent Event [Line Items]
Transaction price per share			$ 5.10
Definitive Agreement [Member]
Subsequent Event [Line Items]
Expenses related to agreement		$ 0.3
Definitive Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Transaction price per share	$ 13.80
Agreement description	RE/MAX Holdings shareholders will have the right to elect to receive 5.15 shares of Real REMAX Group or $13.80 in cash, subject to proration such that the aggregate cash proceeds to RE/MAX Holdings shareholders in the transaction will be no less than $60 million and no greater than $80 million. Real shareholders will receive 1 share of Real REMAX Group for each share of the Company. Following the closing of the transaction, the Company’s shareholders are expected to own approximately 59% of the combined company, and RE/MAX Holdings shareholders are expected to own approximately 41% on a fully diluted basis, assuming the midpoint of available cash consideration to RE/MAX Holdings shareholders.